Property, Plant and Equipment (Details Textual) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization, Nonproduction	$ 7,264	$ 7,245	$ 6,839